SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 16,134		$ 10,329
Allowance for doubtful accounts	8,000		8,000
Other current assets	14,000		21,086	$ 647
Impairment expenses	0	$ 0	0	0
Advertising expense	41,184	$ 48,670	59,855	47,799
Right of use assets	97,435		108,863		$ 135,182
Right of use liabilities	99,354		110,138		$ 135,182
Accumulated deficit	$ 5,618,918		704,616	334,178
Net allowances for doubtful accounts			8,384	0
Accounts receivable net of allowances			$ 33,484	$ 56,964